Monachil Credit Income Fund

Consolidated Schedule of Investments (Unaudited)

As of September 30, 2025

Principal
Amount		Value
	ASSET-BACKED SECURITIES — 12.7%
	COLLATERALIZED LOAN OBLIGATIONS — 8.0%
	Barrow Hanley CLO II, Ltd.
$250,000	Series 2023-2X, Class C, 7.825% (3-Month Term SOFR+350 basis points), 10/20/2035[1,2]	$250,013
	CIFC-LBC Middle Market CLO LLC
250,000	Series 2023-1I, Class C, 8.625% (3-Month Term SOFR+430 basis points), 10/20/2035[1,2]	252,379
500,000	Series 2023-1I, Class D, 10.825% (3-Month Term SOFR+650 basis points), 10/20/2035[1,2]	503,114
250,000	Series 2023-1I, Class E, 13.625% (3-Month Term SOFR+930 basis points), 10/20/2035[1,2]	254,482
	Man US CLO, Ltd.
250,000	Series 2023-1A, Class D, 10.175% (3-Month Term SOFR+585 basis points), 7/20/2035[1,2,3]	251,575
	New Mountain Guardian IV Rated
180,000	Series 2023-1A, Class A2, 8.726% (3-Month Term SOFR+450 basis points), 8/22/2036[1,2,3,4]	180,000
		1,691,563
	CONSUMER ABS — 4.0%
	Auxilior Term Funding LLC
200,000	Series 2023-1A, Class E, 10.970%, 12/15/2032[1,3]	209,957
	Carvana Auto Receivables Trust
5	Series 2024-P1, Class A2, 5.500%, 8/10/2027[1,3]	5
1,000	Series 2023-P4, Class C, 6.550%, 12/10/2029[1,3]	1,060
1,000	Series 2024-P1, Class C, 5.570%, 7/10/2030[1,3]	1,031
1,000	Series 2024-P1, Class D, 6.250%, 3/10/2031[1,3]	1,035
	CP EF Asset Securitization II LLC
100,000	Series 2023-1X, Class C, 7.560%, 3/15/2032[1]	99,562
	Foundation Finance Trust
71,810	Series 2023-1X, Class D, 9.180%, 12/15/2043[1]	76,868
	GLS Auto Receivables Trust
100,000	Series 2023-2X, Class D, 6.310%, 3/15/2029[1]	102,434
	Goodleap Sustainable Home Solutions Trust
90,191	Series 2023-4CX, Class B, 7.970%, 3/20/2057[1]	73,567
	OneMain Financial Issuance Trust
100,000	Series 2023-2X, Class D, 7.520%, 9/15/2036[1]	103,453
	Upstart Securitization Trust
178,022	Series 2023-2X, Class B, 7.920%, 6/20/2033[1]	179,631
		848,603

Monachil Credit Income Fund

Consolidated Schedule of Investments (Unaudited) - Continued

As of September 30, 2025

Principal
Amount		Value
	OTHER ABS — 0.7%
	Lunar Aircraft, Ltd.
$144,478	Series 2020-1A, Class A, 3.376%, 2/15/2045[1,3]	$141,723
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,634,382)	2,681,889

	BANK LOANS — 68.8%
	AIRLINES — 0.1%
	SkyMiles IP Ltd.
29,208	8.558% (3-Month Term SOFR+375 basis points), 10/20/2027[1,2]	29,282

	CONSUMER LOAN POOLS — 68.7%
	Capsource II Acquisition
552,057	12.000%, 1/24/2035[4]	552,056
	Capsource Venture
6,263,777	12.170%, 3/21/2034[4]	6,687,132
	Innovate Master Trust Series 2023-1
2,240,091	17.749%, 11/7/2036[4]	788,689
	Stratus Financial LLC
6,534,623	12.568%, 8/6/2034[4]	6,534,623
		14,562,501
	TOTAL BANK LOANS
	(Cost $14,820,416)	14,591,782

Number
of Shares
	CLOSED-END FUNDS — 1.0%
10,000	Great Elm Capital Corp	100,200
10,000	MidCap Financial Investment Corp	119,900
	TOTAL CLOSED-END FUNDS
	(Cost $212,320)	220,100

	COMMON STOCKS — 1.3%
	INVESTMENT COMPANIES — 1.3%
8,500	BCP Investment Corp	98,005
10,000	CION Investment Corp.	94,800
5,000	FS KKR Capital Corp.	74,650
		267,455
	TOTAL COMMON STOCKS
	(Cost $283,700)	267,455

Monachil Credit Income Fund

Consolidated Schedule of Investments (Unaudited) - Continued

As of September 30, 2025

Principal
Amount		Value
	CORPORATE BOND — 2.1%
	INVESTMENT COMPANIES — 2.1%
	Prospect Capital Corp
$500,000	3.437%, 10/15/2028[1]	$449,435
	TOTAL CORPORATE BOND
	(Cost $435,928)	449,435

	U.S. TREASURY BILLS — 20.0%
	United States Treasury Bill
700,000	4.224%, 10/14/2025	698,979
150,000	4.240%, 10/30/2025	149,512
700,000	4.077%, 11/18/2025	696,279
780,000	3.988%, 12/4/2025	774,599
200,000	4.052%, 12/9/2025	198,529
450,000	3.837%, 1/13/2026	445,038
1,300,000	3.836%, 1/20/2026	1,284,698
		4,247,634
	TOTAL U.S. TREASURY BILLS
	(Cost $4,247,165)	4,247,634
	TOTAL INVESTMENTS — 105.9%
	(Cost $22,633,911)	22,458,295
	Liabilities in Excess of Other Assets — (5.9)%[5]	(1,247,645)
	TOTAL NET ASSETS — 100.0%	$21,210,650

LLC — Limited Liability Company

US — United States

1Callable.

2Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

3Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $786,386, which represents 3.70% of the total net assets of the Fund.

4Level 3 securities fair valued under procedures establish by the Board of Trustees, represents 69.51% of Net Assets. The total value of these securities is $14,742,501.

5Includes Cash, Cash equivalents, Dividends and interest, and Total liabilities.

				Value at	Unrealized
Contracts	Expiration Date	Number of Contracts	Notional Value	September 30, 2025	Appreciation (Depreciation)
Index Futures
Short Contracts
CBOE IBOXX ISHARES	December 2, 2025	(16)	$(2,834,397)	$(2,847,520)	$(13,123)
TOTAL FUTURES CONTRACTS			$(2,834,297)	$(2,847,520)	$(13,123)